BUSINESS ORGANIZATION AND NATURE OF OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Business Organization And Nature Of Operations
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 — BUSINESS ORGANIZATION AND NATURE OF OPERATIONS

Genius Group Ltd. (“Company”) is an entrepreneur Edtech and education group, with a mission to disrupt the current education model with a student-centered, life-long learning curriculum that prepares students with the leadership, entrepreneurial and life skills to succeed in today’s market.

The Company operates through its main subsidiaries, GeniusU Ltd (“GU”), Entrepreneur Resorts (“ERL”), Education Angels (“EA”), University of Antelope Valley (“UAV”), E-Squared Education (“ESQ”), Property and Mastermind Networks Limited (“PIN”) and Revealed Films (“RF”). The Company owns 100% ownership all of the subsidiaries except 96.5% in GeniusU Ltd and 95.4% in Entrepreneur Resorts.

GU, a Singapore company, which provides a full entrepreneur education system business development tools and management consultancy services to entrepreneurs.

ERL was incorporated in Seychelles, and represents a group of resorts, retreats, and co-working cafes for entrepreneurs. ERL owns resorts in Bali and South Africa which run entrepreneur retreats and workshops. It also owns Genius Café, an entrepreneur beach club in Bali, and Genius Central Singapore Pte Ltd, an entrepreneur co-working hub in Singapore.

EA generates revenue from parents of young children from 0-5 years old paying for an EA trained educator to both educate and care for their child. EA is required to be approved and in compliance by the New Zealand Ministry of Education (“MOE”) in order to operate and receive government funding. EA is approved by the MOE and 50% of EA educator fees are paid by the New Zealand Government.

UAV is an accredited university based on a 10-acre campus in the United States. It offers career-focused on-campus and online programs at the master’s, bachelor’s, and associate degree level, as well as certificate and continuing education programs in several high-demand sectors.

ESQ is an entrepreneur education campus in South Africa, providing a full range of programs from pre-primary through primary school, secondary school, and vocational college.

PIN is a United Kingdom private limited company. PIN provides investment education through its fifty city chapters and monthly events in England, held both virtually and in-person.

RF is a United States based media production company that specializes in multi-part documentaries that cover topics such as wealth building, health and nutrition, medical issues, religion, and political matters.

The three regions the Company operates in are: APAC (Asia Pacific, North Asia, and Australia); EMEA (Europe, Middle East, and Africa); and NASA (North America and South America).

In January 2020, the World Health Organization declared the COVID 19 virus an international pandemic. The imposed ‘lock down’ and associated social distancing measures have had a significant effect on economic activity and have hurt in particular businesses in the travel, entertainment, and leisure sectors. To cater to this unprecedented pandemic scenario, governments across the globe have enacted many emergency funding and support schemes in order to alleviate the hopefully short-term liquidity difficulties encountered by businesses and individuals. Such measures include corporate guarantee and liquidity measures, deferral of state taxes and/or suspension for debt obligations, measures to allow businesses to implement forbearance and furlough measures while the employees receive reasonable proportion of salaries and benefits. The Company has been able to avail itself of such measures as available to it which has been of assistance to survive the financial impact of the pandemic.

NOTE 1 — BUSINESS ORGANIZATION AND NATURE OF OPERATIONS

Genius Group Ltd. (“Company”) is an entrepreneur Edtech and education group, with a mission to disrupt the current education model with a student-centered, life-long learning curriculum that prepares students with the leadership, entrepreneurial and life skills to succeed in today’s market.

The Company operates through its main subsidiaries, GeniusU Ltd (“GU”), Entrepreneur Resorts (“ERL”), Education Angels (“EA”), University of Antelope Valley (“UAV”), E-Squared Education (“ESQ”), Property and Mastermind Networks Limited (“PIN”) and Revealed Films (“RF”). The Company owns 100% ownership all of the subsidiaries except 96.5% in GeniusU Ltd and 95.4% in Entrepreneur Resorts.

GU, a Singapore company, which provides a full entrepreneur education system business development tools and management consultancy services to entrepreneurs.

ERL was incorporated in Seychelles, and represents a group of resorts, retreats, and co-working cafes for entrepreneurs. ERL owns resorts in Bali and South Africa which run entrepreneur retreats and workshops. It also owns Genius Café, an entrepreneur beach club in Bali, and Genius Central Singapore Pte Ltd, an entrepreneur co-working hub in Singapore.

EA generates revenue from parents of young children from 0-5 years old paying for an EA trained educator to both educate and care for their child. EA is required to be approved and in compliance by the New Zealand Ministry of Education (“MOE”) in order to operate and receive government funding. EA is approved by the MOE and 50% of EA educator fees are paid by the New Zealand Government.

UAV is an accredited university based on a 10-acre campus in the United States. It offers career-focused on-campus and online programs at the master’s, bachelor’s, and associate degree level, as well as certificate and continuing education programs in several high-demand sectors.

ESQ is an entrepreneur education campus in South Africa, providing a full range of programs from pre-primary through primary school, secondary school, and vocational college.

PIN is a United Kingdom private limited company. PIN provides investment education through its fifty city chapters and monthly events in England, held both virtually and in-person.

RF is a United States based media production company that specializes in multi-part documentaries that cover topics such as wealth building, health and nutrition, medical issues, religion, and political matters.

The three regions the Company operates in are: APAC (Asia Pacific, North Asia, and Australia); EMEA (Europe, Middle East, and Africa); and NASA (North America and South America).

In January 2020, the World Health Organization declared the COVID 19 virus an international pandemic. The imposed ‘lock down’ and associated social distancing measures have had a significant effect on economic activity and have hurt in particular businesses in the travel, entertainment, and leisure sectors. To cater to this unprecedented pandemic scenario, governments across the globe have enacted many emergency funding and support schemes in order to alleviate the hopefully short-term liquidity difficulties encountered by businesses and individuals. Such measures include corporate guarantee and liquidity measures, deferral of state taxes and/or suspension for debt obligations, measures to allow businesses to implement forbearance and furlough measures while the employees receive reasonable proportion of salaries and benefits. The Company has been able to avail itself of such measures as available to it which has been of assistance to survive the financial impact of the pandemic.

In 2021, the Group received COVID related government subsidies amounting to $490,300 reported under other operating income (Note 24).